STOCKHOLDERS' DEFICIT: Schedule of Warrants outstanding and exercisable by price range (Details)	12 Months Ended
	Dec. 31, 2020 $ / shares shares	Mar. 31, 2021 $ / shares
Common Stock Warrants
Options or Warrants Outstanding, Number		200,317,006
Options or Warrants Outstanding, Average Weighted Remaining Contractual Life in Years		2.29
Options or Warrants Exercisable, Number		200,317,006
Options or Warrants Exercisable, Weighted Average Exercise Price		$ 0.10
Common Stock Warrants | Warrant 1
Options or Warrants Outstanding, Exercise Price		$ 0.05
Options or Warrants Outstanding, Number		1,000,000
Options or Warrants Outstanding, Average Weighted Remaining Contractual Life in Years		0.45
Options or Warrants Exercisable, Exercise Price		$ 0.05
Options or Warrants Exercisable, Number		1,000,000
Options or Warrants Exercisable, Weighted Average Exercise Price		$ 0.05
Common Stock Warrants | Warrant 2
Options or Warrants Outstanding, Exercise Price		$ 0.06
Options or Warrants Outstanding, Number		16,050,000
Options or Warrants Outstanding, Average Weighted Remaining Contractual Life in Years		1.34
Options or Warrants Exercisable, Exercise Price		$ 0.06
Options or Warrants Exercisable, Number		16,050,000
Options or Warrants Exercisable, Weighted Average Exercise Price		$ 0.06
Common Stock Warrants | Warrant 3
Options or Warrants Outstanding, Exercise Price		$ 0.07
Options or Warrants Outstanding, Number		2,500,000
Options or Warrants Outstanding, Average Weighted Remaining Contractual Life in Years		1.45
Options or Warrants Exercisable, Exercise Price		$ 0.07
Options or Warrants Exercisable, Number		2,500,000
Options or Warrants Exercisable, Weighted Average Exercise Price		$ 0.07
Common Stock Warrants | Warrant 4
Options or Warrants Outstanding, Exercise Price		$ 0.08
Options or Warrants Outstanding, Number		30,368,477
Options or Warrants Outstanding, Average Weighted Remaining Contractual Life in Years		2.15
Options or Warrants Exercisable, Exercise Price		$ 0.08
Options or Warrants Exercisable, Number		30,368,477
Options or Warrants Exercisable, Weighted Average Exercise Price		$ 0.08
Common Stock Warrants | Warrant 5
Options or Warrants Outstanding, Exercise Price		$ 0.09
Options or Warrants Outstanding, Number		100,000
Options or Warrants Outstanding, Average Weighted Remaining Contractual Life in Years		1.33
Options or Warrants Exercisable, Exercise Price		$ 0.09
Options or Warrants Exercisable, Number		100,000
Options or Warrants Exercisable, Weighted Average Exercise Price		$ 0.09
Common Stock Warrants | Warrant 6
Options or Warrants Outstanding, Exercise Price		$ 0.10
Options or Warrants Outstanding, Number		124,773,734
Options or Warrants Outstanding, Average Weighted Remaining Contractual Life in Years		2.12
Options or Warrants Exercisable, Exercise Price		$ 0.10
Options or Warrants Exercisable, Number		124,773,734
Options or Warrants Exercisable, Weighted Average Exercise Price		$ 0.10
Common Stock Warrants | Warrant 7
Options or Warrants Outstanding, Exercise Price		$ 0.11
Options or Warrants Outstanding, Number		3,704,795
Options or Warrants Outstanding, Average Weighted Remaining Contractual Life in Years		2.98
Options or Warrants Exercisable, Exercise Price		$ 0.11
Options or Warrants Exercisable, Number		3,704,795
Options or Warrants Exercisable, Weighted Average Exercise Price		$ 0.11
Common Stock Warrants | Warrant 8
Options or Warrants Outstanding, Exercise Price		$ 0.12
Options or Warrants Outstanding, Number		18,555,000
Options or Warrants Outstanding, Average Weighted Remaining Contractual Life in Years		4.45
Options or Warrants Exercisable, Exercise Price		$ 0.12
Options or Warrants Exercisable, Number		18,555,000
Options or Warrants Exercisable, Weighted Average Exercise Price		$ 0.12
Common Stock Warrants | Warrant 9
Options or Warrants Outstanding, Exercise Price		$ 0.14
Options or Warrants Outstanding, Number		2,865,000
Options or Warrants Outstanding, Average Weighted Remaining Contractual Life in Years		2.75
Options or Warrants Exercisable, Exercise Price		$ 0.14
Options or Warrants Exercisable, Number		2,865,000
Options or Warrants Exercisable, Weighted Average Exercise Price		$ 0.14
Common Stock Warrants | Warrant 10
Options or Warrants Outstanding, Exercise Price		$ 0.18
Options or Warrants Outstanding, Number		400,000
Options or Warrants Outstanding, Average Weighted Remaining Contractual Life in Years		3.75
Options or Warrants Exercisable, Exercise Price		$ 0.18
Options or Warrants Exercisable, Number		400,000
Options or Warrants Exercisable, Weighted Average Exercise Price		$ 0.18
Executive Compensation
Options or Warrants Outstanding, Number	200,177,006
Options or Warrants Outstanding, Average Weighted Remaining Contractual Life in Years	4.34
Options or Warrants Exercisable, Number	200,177,006
Outstanding Options, Number | shares	49,500,000
Outstanding Options, Average Weighted Remaining Contractual Life	7 years 2 months 5 days
Exercisable Options, Exercixe Price	$ 0.12
Exercisable Options, Number | shares	39,125,000
Exercisable Options, Weighted Average Exercise Price	$ 0.11
Warrants Exercisable, Average Weighted Remaining Contractual Life in Years	0.10
Executive Compensation | Warrant 1
Options or Warrants Outstanding, Exercise Price	$ 0.05
Options or Warrants Outstanding, Number	1,000,000
Options or Warrants Outstanding, Average Weighted Remaining Contractual Life in Years	0.69
Options or Warrants Exercisable, Exercise Price	$ 0.05
Options or Warrants Exercisable, Number	1,000,000
Warrants Exercisable, Average Weighted Remaining Contractual Life in Years	0.05
Executive Compensation | Warrant 2
Options or Warrants Outstanding, Exercise Price	$ 0.06
Options or Warrants Outstanding, Number	16,050,000
Options or Warrants Outstanding, Average Weighted Remaining Contractual Life in Years	1.59
Options or Warrants Exercisable, Exercise Price	$ 0.06
Options or Warrants Exercisable, Number	16,050,000
Warrants Exercisable, Average Weighted Remaining Contractual Life in Years	0.06
Executive Compensation | Warrant 3
Options or Warrants Outstanding, Exercise Price	$ 0.07
Options or Warrants Outstanding, Number	2,500,000
Options or Warrants Outstanding, Average Weighted Remaining Contractual Life in Years	1.69
Options or Warrants Exercisable, Exercise Price	$ 0.07
Options or Warrants Exercisable, Number	2,500,000
Warrants Exercisable, Average Weighted Remaining Contractual Life in Years	0.07
Executive Compensation | Warrant 4
Options or Warrants Outstanding, Exercise Price	$ 0.08
Options or Warrants Outstanding, Number	30,418,477
Options or Warrants Outstanding, Average Weighted Remaining Contractual Life in Years	1.46
Options or Warrants Exercisable, Exercise Price	$ 0.08
Options or Warrants Exercisable, Number	30,418,477
Warrants Exercisable, Average Weighted Remaining Contractual Life in Years	0.08
Executive Compensation | Warrant 5
Options or Warrants Outstanding, Exercise Price	$ 0.09
Options or Warrants Outstanding, Number	225,000
Options or Warrants Outstanding, Average Weighted Remaining Contractual Life in Years	0.81
Options or Warrants Exercisable, Exercise Price	$ 0.09
Options or Warrants Exercisable, Number	225,000
Warrants Exercisable, Average Weighted Remaining Contractual Life in Years	0.09
Executive Compensation | Warrant 6
Options or Warrants Outstanding, Exercise Price	$ 0.10
Options or Warrants Outstanding, Number	124,773,734
Options or Warrants Outstanding, Average Weighted Remaining Contractual Life in Years	2.37
Options or Warrants Exercisable, Exercise Price	$ 0.10
Options or Warrants Exercisable, Number	124,773,734
Warrants Exercisable, Average Weighted Remaining Contractual Life in Years	0.10
Executive Compensation | Warrant 7
Options or Warrants Outstanding, Exercise Price	$ 0.11
Options or Warrants Outstanding, Number	3,704,795
Options or Warrants Outstanding, Average Weighted Remaining Contractual Life in Years	3.22
Options or Warrants Exercisable, Exercise Price	$ 0.11
Options or Warrants Exercisable, Number	3,704,795
Warrants Exercisable, Average Weighted Remaining Contractual Life in Years	0.11
Executive Compensation | Warrant 8
Options or Warrants Outstanding, Exercise Price	$ 0.12
Options or Warrants Outstanding, Number	18,555,000
Options or Warrants Outstanding, Average Weighted Remaining Contractual Life in Years	4.69
Options or Warrants Exercisable, Exercise Price	$ 0.12
Options or Warrants Exercisable, Number	18,555,000
Warrants Exercisable, Average Weighted Remaining Contractual Life in Years	0.12
Executive Compensation | Warrant 9
Options or Warrants Outstanding, Exercise Price	$ 0.14
Options or Warrants Outstanding, Number	2,550,000
Options or Warrants Outstanding, Average Weighted Remaining Contractual Life in Years	2.74
Options or Warrants Exercisable, Exercise Price	$ 0.14
Options or Warrants Exercisable, Number	2,550,000
Warrants Exercisable, Average Weighted Remaining Contractual Life in Years	0.14
Executive Compensation | Warrant 10
Options or Warrants Outstanding, Exercise Price	$ 0.18
Options or Warrants Outstanding, Number	400,000
Options or Warrants Outstanding, Average Weighted Remaining Contractual Life in Years	3.99
Options or Warrants Exercisable, Exercise Price	$ 0.18
Options or Warrants Exercisable, Number	400,000
Warrants Exercisable, Average Weighted Remaining Contractual Life in Years	0.18
Executive Compensation | Option 1
Outstanding Options, Range	$ 0.10
Outstanding Options, Number | shares	28,000,000
Outstanding Options, Average Weighted Remaining Contractual Life	8 years 10 months 17 days
Exercisable Options, Exercixe Price	$ 0.10
Exercisable Options, Number | shares	28,000,000
Exercisable Options, Weighted Average Exercise Price	$ 0.10
Executive Compensation | Option 2
Outstanding Options, Range	$ 0.11
Outstanding Options, Number | shares	1,500,000
Outstanding Options, Average Weighted Remaining Contractual Life	4 years 8 months 26 days
Exercisable Options, Exercixe Price	$ 0.11
Exercisable Options, Number | shares	1,500,000
Exercisable Options, Weighted Average Exercise Price	$ 0.11
Executive Compensation | Option 3
Outstanding Options, Range	$ 0.12
Outstanding Options, Number | shares	3,000,000
Outstanding Options, Average Weighted Remaining Contractual Life	4 years 7 months 17 days
Exercisable Options, Exercixe Price	$ 0.12
Exercisable Options, Number | shares	0
Exercisable Options, Weighted Average Exercise Price	$ 0
Executive Compensation | Option 4
Outstanding Options, Range	$ 0.13
Outstanding Options, Number | shares	3,500,000
Outstanding Options, Average Weighted Remaining Contractual Life	4 years 2 months 12 days
Exercisable Options, Exercixe Price	$ 0.13
Exercisable Options, Number | shares	3,500,000
Exercisable Options, Weighted Average Exercise Price	$ 0.13
Executive Compensation | Option 5
Outstanding Options, Range	$ 0.14
Outstanding Options, Number | shares	1,500,000
Outstanding Options, Average Weighted Remaining Contractual Life	7 years 7 months 2 days
Exercisable Options, Exercixe Price	$ 0.14
Exercisable Options, Number | shares	1,125,000
Exercisable Options, Weighted Average Exercise Price	$ 0.14
Executive Compensation | Option 6
Outstanding Options, Range	$ 0.15
Outstanding Options, Number | shares	2,000,000
Outstanding Options, Average Weighted Remaining Contractual Life	9 years 2 months 5 days
Exercisable Options, Exercixe Price	$ 0.15
Exercisable Options, Number | shares	2,000,000
Exercisable Options, Weighted Average Exercise Price	$ 0.15
Executive Compensation | Option 7
Outstanding Options, Range	$ 0.16
Outstanding Options, Number | shares	10,000,000
Outstanding Options, Average Weighted Remaining Contractual Life	4 years 1 month 13 days
Exercisable Options, Exercixe Price	$ 0.16
Exercisable Options, Number | shares	3,000,000
Exercisable Options, Weighted Average Exercise Price	$ 0.16